SUMMARY PROSPECTUS	May 30, 2014
CM ADVISORS DEFENSIVE FUND Class I Shares (CMDFX)	SERIES OF THE CM ADVISORS FAMILY OF FUNDS
Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information (“SAI”), which contain more information about the Fund and its risks. You can find the Fund’s Prospectus, SAI and other information about the Fund online at www.cmadvisorsfunds.com. You can also get this information at no cost by calling 1-888-859-5856 or by sending an email request to fundinfo@ultimusllc.com. The current Prospectus and SAI, dated May 30, 2014, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE

The investment objective of the CM Advisors Defensive Fund (the “Fund”) is capital preservation in all market conditions.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	1%
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses1	1.08%
Acquired Fund Fees and Expenses1	0.04%
Total Annual Fund Operating Expenses	2.12%
Fee Waivers and Expense Reimbursements2	0.58%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.54%

1	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

2
The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed until July 1, 2015 to waive its fees and to reimburse other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, extraordinary expenses and payments, if any, under a Rule 12b-1 Plan) to not more than 1.50% of its average daily net assets. The Expense Limitation Agreement cannot be terminated prior to July 1, 2015 without the approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the contractual agreement to waive management fees and reimburse other Fund expenses remains in effect only until July 1, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ 157	$ 608

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

To meet its investment objective, the Fund seeks to employ a defensive methodology that combines various investment strategies and techniques in an attempt to preserve asset values, as well as generate returns, during all market conditions, including periods of significant equity market declines, high inflation or deflation, and/or U.S. currency debasement. The Fund is not intended to be a complete investment program. Instead, the Fund is designed to be used in conjunction with other investment accounts to hedge existing long equity positions.

In allocating the Fund’s assets, the Advisor will use proprietary research models to evaluate available investment opportunities and their relevant pricing and analyze the current and projected financial and economic conditions of the markets. The Advisor will then determine to what extent the Fund will increase or reduce its exposure to hedging strategies. The Fund’s hedging strategies, which are discussed more fully below, may include the use of derivatives, short selling of securities, taking short positions with respect to stock indexes and investing in Underlying Funds (defined below) that seek investment results that are inverse to those of an index. The Advisor will increase the Fund’s allocation to investments in hedging strategies when it believes the broader equity markets have, in its opinion, a greater probability of a decline. Conversely, when the Advisor believes the equity markets have a higher probability to move to the upside, the Advisor will typically re-allocate a larger percentage of the portfolio to cash or cash equivalents, individual securities, and Underlying Funds.

To implement the Fund’s investment strategy, the Fund may invest in the following securities and instruments:

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Equity Securities. The Fund may invest in common stocks (including small and micro capitalization stocks and real estate investment trusts) and other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, and warrants). The Fund may, without limitation, invest in equity securities of companies of any size or in any sector and such securities may be traded on a national securities exchange or over-the-counter.

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Fixed Income Securities. The Fund may invest in fixed income securities (e.g., corporate bonds or U.S. Government obligations) of any maturity or yield, provided that corporate debt obligations shall primarily be “investment grade” securities rated in one of the four highest rating categories by any nationally recognized rating agency or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Fund may also, without limitation, purchase fixed income securities in any sector and issued by any size company, municipality or government body.

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Investment Companies and Exchange Traded Products. The Fund may invest in the shares of other investment companies, including hedge funds, closed-end funds, exchange traded funds (“ETFs”) and other mutual funds (collectively, “Underlying Funds”), exchange traded products (e.g., exchange traded notes) and cash and cash equivalents (e.g., shares of money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements).

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Derivatives. The Fund may invest in derivative securities, such as put or call options on securities and stock indexes, swaps, futures or structured notes. The Fund may also use various options strategies that involve a combination of both put and call options.

The Fund may utilize a strategy of short selling individual securities, including ETFs, or maintaining short positions with respect to stock indexes, to reduce volatility and enhance potential investment gain. The Fund may also invest in Underlying Funds that seek investment results that are inverse to those of an index. The Fund will use a combination of options, futures and swaps to maintain short positions with respect to stock indexes.

The Fund’s investments in different types of securities may vary significantly based on the Advisor’s perception of current and anticipated market conditions. There is no stated limit on the percentage of assets the Fund can invest in a particular instrument or asset class and at times the Fund may focus on a small number of instruments or asset classes. A significant portion of the Fund’s assets may be invested directly or indirectly in cash and cash equivalents, which will serve as collateral for the positions the Fund takes and also earn income for the Fund.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Fund may sell portfolio securities without regard to the length of time they have been held and, as a result of its trading strategies, the Fund will likely have higher portfolio turnover than other mutual funds. Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be greater than 100%.

PRINCIPAL RISKS OF INVESTING IN THE FUND

All investments carry risks, and an investment in the Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Fund. To help you understand the risks of investing in the Fund, the principal risks of an investment in the Fund are generally described below:

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Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. In these types of transactions, the counterparty represents the other party involved in a financial transaction with the Fund. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those related to ordinary portfolio securities transactions. These include the risk that the counterparty will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement without having to sell other Fund holdings for non-investment related reasons.

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Credit Risk – Credit risk refers to the possibility that the issuer of a security or the issuer of the reference asset of a derivative instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the nationally recognized rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value. To the extent the Fund invests in lower rated fixed income securities, the Fund will be subject to a higher level of credit risk than a fund that invests only in the highest rated fixed income securities.

•	Derivatives Risk – Options, futures, swaps and other similar instruments are referred to as “derivative” instruments since their values are based on (“derived from”) the values of other securities. The use of derivative instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Advisor uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. In addition, the cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

In addition, the Fund’s use of futures contracts and certain other derivatives for the purpose of increasing the Fund’s long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Transactions in derivative instruments also involve a risk of loss or depreciation due to: the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge (if the derivative instrument is being used for hedging purposes); tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the amount invested in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions.

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Exchange Traded Notes (“ETN”) Risk – The value of an ETN may be influenced by fluctuations in the values of the underlying assets or instruments, time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying markets, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund will bear any fees and expenses associated with investment in ETNs, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for a Fund to sell its ETN holdings due to limited availability of a secondary market. In addition, ETNs are subject to the risk of default by the issuer.

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Futures Contract Risk – The successful use of futures contracts depends upon the Advisor’s skill and experience with respect to such instruments and are subject to special risk considerations, including:

•	imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract;

•	possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired;

•	losses caused by unanticipated market movement, which are potentially unlimited;

•	the Advisor’s inability to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors;

•	the possibility that a counterparty will default in the performance of its obligations;

•
the possibility that the Fund may have insufficient cash and have to sell securities from its portfolio to meet the daily variation margin requirements at a time when it may be disadvantageous to do so;

•	the possibility that a failure to close a position may result in delivery of an illiquid commodity to the Fund or that rapid selling to avoid delivery may result in unfavorable execution prices; and

•
possible inefficiencies that are created by the need to “roll contracts” (i.e., sell out of a contract that is nearing delivery or settlement in favor of a contract with a delivery or settlement date that is further into the future).

•
Hedging Risk – The success of the Fund’s hedging strategies will be subject to the Advisor’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the instruments being hedged. The use of hedging strategies will not eliminate all risks associated with the Fund’s portfolio. Hedging strategies can entail significant transactional costs for the Fund.

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Income Risk – An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer’s ability to timely make payments of principal and interest. If the issuer fails to make timely interest and/or principal payments, then the Fund’s current income will be adversely affected and reduced.

•
Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. In addition, to the extent the Fund invests in fixed income securities, the Fund will be subject to the risk that, in general, prices of fixed income securities will decline when interest rates rise. These fluctuations in fixed income security prices will be more marked with respect to long-term bonds than with respect to short-term bonds and with respect to lower-rated securities than with respect to higher-rated securities. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality.

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Leverage Risk – Futures contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of a Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

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Liquidity Risk – Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these illiquid investments at the best prices. Investments in derivatives, securities having small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk.

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Management Style Risk – The share price of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to the success of the Advisor’s investment process and strategies and there is no guarantee that the Advisor’s judgments about the attractiveness, value, and potential appreciation of particular investments and strategies in which the Fund invests will be correct or produce the desired results. If the Advisor falls to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund’s share price may be adversely affected.

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Market Risk – The risk of losing money due to general market movements is called market risk. Factors such as domestic and foreign economic growth and market conditions, interest rates and political events may affect the securities and derivatives markets. Markets can be extremely volatile and tend to move in cycles with periods of falling and rising prices.

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Maturity Risk – In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

•	New Fund Risk – The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

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Non-Diversified Status Risk – The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

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Options Risk – The Fund may lose the entire put or call option premium paid if the reference asset or index does not decrease below or rise above the respective strike price before expiration. Options may not be an effective hedge because they may have imperfect correlation to the value of the Fund’s assets. Written call options may limit the Fund’s participation in market gains and may magnify the losses if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position.

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Portfolio Turnover Risk – Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover could lower performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains for shareholders that are taxed at ordinary income tax rates.

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Real Estate Investment Trust (“REIT”) Risk – Investing in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities.

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Risks Related to Other Equity Securities – In addition to common stocks, the equity securities in the Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

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Short Sale Risk – The risk of price increases is the principal risk of engaging in short sales. The Fund may suffer significant losses if the Fund establishes a short position by selling borrowed stock and the stock sold short appreciates rather than depreciates in value, since the price to replace the borrowed shares would be greater than the price the security was sold for by the Fund. If the broker from whom the stock was borrowed requires that the stock be repaid, then the Fund could be forced to cover the short position earlier than the Fund otherwise would. If the Fund does not have the assets to cover a short sale, then the Fund’s potential losses on the short will be unlimited because the stock’s price may appreciate indefinitely.

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Small and Micro Capitalization Risk – Stocks of small capitalization (“small cap”) and micro capitalization (“micro cap”) companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small and micro cap companies may have fewer key employees and less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small and micro cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small and micro cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, small and micro cap companies may be more susceptible to market downturns, or adverse business events, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, because small and micro cap securities typically trade at lower volumes and less frequently than other securities or may trade over the counter or on regional exchanges, the market for small and micro cap securities may be more limited than the market for larger companies.

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Swap Agreement Risk – The value of a swap agreement depends largely upon price movements in the underlying instrument. Many of the risks applicable to trading the underlying instrument are also applicable to a swap. A swap also involves counterparty credit risk, which is the risk that the counterparty to the swap defaults on or fails to meet its obligations under the swap agreement. Swaps involve economic leverage, which could increase investment losses and increase the volatility of these instruments as they may fluctuate in value more than the underlying instrument.

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Underlying Funds Risk – Investments in Underlying Funds subject the Fund to additional operating and management fees and expenses. Investors in the Fund will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests, in addition to the Fund’s direct fees and expenses. Underlying Funds are also subject to the risks of the underlying securities in which they invest.

Investments in closed-end funds and ETFs are subject to the risk that the market price of the fund’s shares may differ from its net asset value. Accordingly, there may be times when a closed-end fund or an ETF trades at a premium (creating the risk that the Fund pays more than NAV for the closed-end fund or ETF when making a purchase) or discount (creating the risk that the Fund’s NAV is reduced for undervalued closed-end funds or ETFs it holds, and that the Fund receives less than NAV when selling the closed-end fund or ETF). Investments in ETFs or index mutual funds are also subject to the risk that the fund may not be able to replicate exactly the performance of the index it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF or index mutual fund in which the Fund invests may incur expenses not incurred by its applicable index. Certain securities comprising the indices tracked by the ETF or other index funds may, from time to time, temporarily be unavailable, which may further impede the fund’s ability to track its applicable index or match its performance.

In addition to many of the risks associated with other Underlying Funds, hedge funds are privately offered and not publicly traded, and as such they are subject to restrictions on transferability and may be illiquid. Hedge funds are not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore, the Fund, as an investor, will not have the benefit of the protections afforded by the 1940 Act to investors of registered investment companies such as mutual funds. The Fund’s ability to sell its investments in hedge funds promptly at an acceptable price may be difficult, if not impossible.

PERFORMANCE SUMMARY

The Fund is new and therefore does not have a performance history for a full calendar year to report. After the Fund has returns for a full calendar year, this Prospectus will be updated to provide performance information which will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of a market performance. How the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-859-5856.

MANAGEMENT OF THE FUND

Investment Advisor

Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors)

Portfolio Managers

James D. Brilliant and Stephen W. Shipman are primarily responsible for the day-to-day management of the Fund.

Name	Title with the Advisor	Length of Service to the Fund
James D. Brilliant	Chief Financial Officer, Co-Chief Investment Officer and Portfolio Manager	Since the Fund’s inception
Stephen W. Shipman	Portfolio Manager	Since the Fund’s inception

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

$250,000 (although the minimum may be waived or reduced under certain circumstances)

Minimum Subsequent Investments

There is no minimum additional investment amount except the minimum subsequent investment is $100 for participants in the automatic investment plan.

General Information

You may purchase or redeem (sell) shares of the Fund on each day that the New York Stock Exchange is open for business. Transactions may be initiated by written request, by telephone or through your financial intermediary. Written requests to the Fund should be sent to the CM Advisors Defensive Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. For more information about purchasing and redeeming shares, please see “How to Buy Shares” and “How to Redeem Shares” in the Prospectus or call 1-888-859-5856 for assistance.

TAX INFORMATION

The Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. If you are investing through a tax-deferred arrangement, you may be taxed later upon withdrawal of monies from those accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.